SCHEDULE OF GAIN OR LOSSES RECOGNIZED FAIR VALUE (Details) - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Beginning balance		$ 2,931,418	$ 2,850,050
Ending balance		3,813,878	2,931,418
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning balance		2,931,418	2,850,050
Acquisitions and settlements
Gains included in earnings	[1]	(278,102)
Ending balance		3,813,878	2,931,418
Fair Value, Inputs, Level 3 [Member] | CCS Acquisition [Member]
Defined Benefit Plan Disclosure [Line Items]
Acquisitions and settlements			81,368
Fair Value, Inputs, Level 3 [Member] | JP Kush Acquisition [Member]
Defined Benefit Plan Disclosure [Line Items]
Acquisitions and settlements		1,694,166
Fair Value, Inputs, Level 3 [Member] | CCS Writeoff [Member]
Defined Benefit Plan Disclosure [Line Items]
Acquisitions and settlements		(81,368)
Fair Value, Inputs, Level 3 [Member] | Altruis Partial Settlement [Member]
Defined Benefit Plan Disclosure [Line Items]
Acquisitions and settlements		$ (452,236)

[1]	recorded as a reduction to general and administrative expenses